Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
A Prudential Financial Company
751 Broad Street
Newark, New Jersey 07102
Telephone: 1-888-PRU-2888

Writer's Direct Dial (203) 402-1233

May 3, 2011

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Certification Filing Pursuant to Rule 497(j)

Investment Company Act No. 811-7325	Investment Company Act No. 811-7975
333-130989	333-131035
333-144639	333-162676
333-162673	333-162678
333-162680

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Statement of Additional Information ("SAI") included in the above-referenced registration statements,  the form of SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent registration statement or amendment and

2. The text of the most recent post-effective amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (203)-402-1233.

Very truly yours,

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague